As filed with the Securities and Exchange Commission on September 9, 2008.
Registration Nos.

333-136597
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 214	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Brandon J. Cage	Jeffrey S. Puretz, Esq
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on September 15, 2008 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Voyages individual flexible premium variable annuity contracts.

Filing Fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 8 to Registration Statement No. 333-136597. Post-Effective Amendment No. 8 was filed pursuant to Rule 485(b)(1)(iii) on August 29, 2008, for the purpose of delaying the effective date of Post-Effective Amendment No. 7 and was intended to become effective on September 10, 2008. Post-Effective Amendment No. 7 was filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on July 2, 2008. Post-Effective Amendment No. 7 was scheduled to become effective on August 31, 2008. The contents of Post-Effective Amendment Nos. 7 and 8 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 9 is intended to become effective on September 15, 2008.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No.  9 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 9th day of September, 2008.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	September 9, 2008
Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	September 9, 2008
Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 9, 2008
Audrey L. Milfs*	Director, Vice President and Corporate Secretary	September 9, 2008
Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 9, 2008
Brian D. Klemens*	Vice President and Controller	September 9, 2008
Gerald W. Robinson*	Executive Vice President	September 9, 2008

*By:	/s/ SHARON A. CHEEVER	September 9, 2008

Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-136597 Accession No. 0000892569-08-000624 files on April 22, 2008, as Exhibit 13.)